Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

Operating Leases

As of December 31, 2018, the Company was obligated under non-cancellable operating leases minimum rentals as follows:

Year Ended December 31,

2019	$113,005
2020	113,005
2021	88,005
2022	4,417

Total	$318,432

The rent expense for the years ended December 31, 2018 and 2017 was $64,810 and $41,358, respectively.

Legal Proceedings

The Company is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the management, is likely to have a material adverse effect on the business, financial condition or results of operations.